UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2002
                                                --------------------------------

Check here if Amendment [ ];      Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:     Sigma Management Services, Inc.
          ----------------------------------------------------------------------
Address:  26261 Evergreen, Suite 455
          ----------------------------------------------------------------------
          Southfield, MI  48076
          ----------------------------------------------------------------------

          ----------------------------------------------------------------------

Form 13F File Number: 28-7002
                         --------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Robert M. Bilkie, Jr. CFA
          ----------------------------------------------------------------------
Title:    President
          ----------------------------------------------------------------------
Phone:    (248) 223-0122
          ----------------------------------------------------------------------

Signature, Place, and Date of Signing:

/s/ Robert M. Bilkie, Jr.         Southfield, Michigan         May 14, 2002
------------------------------    ------------------------     -----------------
        [Signature]                  [City, State]                  [Date]

Report type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager (s).)

[ ] 13F COMBINATION REPORT. (Check here is a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number                                Name

28-
   ----------------------      -------------------------------------------------
   [Repeat as necessary.]

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      NONE
                                        -------------------

Form 13F Information Table Entry Total: 61
                                        -------------------

Form 13F Information Table Value Total: $ 235,782
                                        -------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                          Form 13F INFORMATIONAL TABLE

       ITEM 1:                ITEM 2:       ITEM 3:   ITEM 4:  ITEM 5:     ITEM 6:       ITEM 7:               ITEM 8:
------------------------  --------------   --------- -------- -------- ---------------- ---------     -----------------------
                                                      VALUE    SHARES/ SH/ PUT/ INVSTMT                   VOTING AUTHORITY
NAME OF ISSUER            TITLE OF CLASS     CUSIP   (x$1000)  PRN AMT PRN CALL DSCRETN  MANAGERS      SOLE   SHARED     NONE
------------------------  --------------   --------- -------- -------- ---------------- ---------     -----   ------   ------
3M Company                     com         604059105      439     3817  SH      SOLE                   3817              3817
AFLAC                          com         001055102     4840   164069  SH      SOLE                 164069            164069
AOL Time Warner                com         00184A105     5084   214967  SH      SOLE                 214967            214967
Abbott Laboratories            com         002824100      549    10430  SH      SOLE                  10430             10430
Advanced Tissue Sciences       com         00755F103       66    21000  SH      SOLE                  21000             21000
Allergan, Inc.                 com         018490102     2703    41811  SH      SOLE                  41811             41811
Amer Int'l Group               com         026874107     7351   101901  SH      SOLE                 101901            101901
American Express               com         025816109     2867    69985  SH      SOLE                  69985             69985
Amgen                          com         031162100     4812    80631  SH      SOLE                  80631             80631
Automatic Data Proc            com         053015103     8167   140152  SH      SOLE                 140152            140152
BJ Services                    com         055482103     2268    65785  SH      SOLE                  65785             65785
Bank One Corp                  com         06423A103      767    18356  SH      SOLE                  18356             18356
Bisys Group Inc.               com         055472104     3571   101300  SH      SOLE                 101300            101300
Bristol-Myers Squibb           com         110122108     4710   116335  SH      SOLE                 116335            116335
Cintas Corp.                   com         172908105     3233    64847  SH      SOLE                  64847             64847
Cisco Systems Inc              com         17275R102     5553   328018  SH      SOLE                 328018            328018
Citigroup                      com         172967101     7722   155943  SH      SOLE                 155943            155943
Coca-Cola                      com         191216100      438     8386  SH      SOLE                   8386              8386
Comerica                       com         200340107      904    14440  SH      SOLE                  14440             14440
Computer Sciences Corp         com         205363104     2200    43340  SH      SOLE                  43340             43340
Concord EFS Inc.               com         206197105     3773   113469  SH      SOLE                 113469            113469
Costco Wholesale Corp          com         22160K105     5234   131445  SH      SOLE                 131445            131445
Dell Computers                 com         247025109     2999   114844  SH      SOLE                 114844            114844
El Paso Corporation            com         28336L109     3766    85523  SH      SOLE                  85523             85523
Emerson Electric               com         291011104     5545    96611  SH      SOLE                  96611             96611
Exxon-Mobil Corp               com         30231G102     9550   217890  SH      SOLE                 217890            217890
Fifth Third Bancorp            com         316773100      777    11517  SH      SOLE                  11517             11517
Ford Motor Co                  com         345370100      192    11671  SH      SOLE                  11671             11671
Genentech                      com         368710406     3384    67078  SH      SOLE                  67078             67078
General Electric               com         369604103    10030   267831  SH      SOLE                 267831            267831
Home Depot                     com         437076102     7768   159803  SH      SOLE                 159803            159803
Int'l Bus. Machines            com         459200101     5879    56532  SH      SOLE                  56532             56532
Intel Corp                     com         458140100     7337   241277  SH      SOLE                 241277            241277
Johnson & Johnson              com         478160104     6726   103552  SH      SOLE                 103552            103552
K mart                         com         482584109       23    14650  SH      SOLE                  14650             14650
Kohl's Corp.                   com         500255104     3206    45060  SH      SOLE                  45060             45060
Lilly (Eli)                    com         532457108      648     8507  SH      SOLE                   8507              8507
Manpower Inc.                  com         56418H100     2519    64785  SH      SOLE                  64785             64785
Marriott International         com         571903202     2913    64815  SH      SOLE                  64815             64815
Medtronic Inc                  com         585055106     7760   171640  SH      SOLE                 171640            171640
Mellon Financial Corp.         com         58551A108     1158    30000  SH      SOLE                  30000             30000
Merck & Co                     com         589331107     6417   111442  SH      SOLE                 111442            111442
Microsoft                      com         594918104     9107   150996  SH      SOLE                 150996            150996
Northern Trust Company         com         665859104     6539   108780  SH      SOLE                 108780            108780
Omnicom Group                  com         681919106     2481    26280  SH      SOLE                  26280             26280
Oracle Corp                    com         68389X105     4389   342878  SH      SOLE                 342878            342878
Outback Steakhouse             com         689899102     2363    66070  SH      SOLE                  66070             66070
Pfizer, Inc                    com         717081103     5440   136898  SH      SOLE                 136898            136898
Pitney Bowes Inc.              com         724479100     5192   121305  SH      SOLE                 121305            121305
Procter & Gamble               com         742718109      432     4795  SH      SOLE                   4795              4795
QUALCOMM Inc                   com         747525103     3180    84481  SH      SOLE                  84481             84481
Royal Dutch Petrol             com         780257804      268     4928  SH      SOLE                   4928              4928
S & P Depository Receipts      com         78462F103     2018    17620  SH      SOLE                  17620             17620
Stryker Corp                   com         863667101     2038    33779  SH      SOLE                  33779             33779
Sun Microsystems               com         866810104      105    11871  SH      SOLE                  11871             11871
Sysco Corp                     com         871829107     6902   231456  SH      SOLE                 231456            231456
Texas Instruments              com         882508104     5275   159369  SH      SOLE                 159369            159369
USA Education, Inc.            com         90390U102     7113    72725  SH      SOLE                  72725             72725
Vornado Realty Corp.           com         929042109     2650    60000  SH      SOLE                  60000             60000
Wal Mart Stores                com         931142103     3821    62336  SH      SOLE                  62336             62336
Wyeth                          com         026609107      621     9460  SH      SOLE                   9460              9460